FINANCIAL RISK MANAGEMENT (Liquidity risk) (Details) - Liquidity risk $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net debt	$ 1,154.8
2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	823.0
Interest to be accrued	22.0
Trade payables and other liabilities	1,093.0
Lease liabilities	44.0
Total	1,982.0
2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	125.0
Interest to be accrued	10.0
Trade payables and other liabilities	5.0
Lease liabilities	44.0
Total	184.0
2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	522.0
Interest to be accrued	4.0
Trade payables and other liabilities	5.0
Lease liabilities	30.0
Total	561.0
2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	9.0
Interest to be accrued	0.0
Trade payables and other liabilities	5.0
Lease liabilities	25.0
Total	39.0
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	0.0
Interest to be accrued	0.0
Trade payables and other liabilities	27.0
Lease liabilities	117.0
Total	$ 144.0